DWS Equity Dividend Fund
DWS Equity Dividend Fund
Investment Objective
The fund seeks to achieve a high rate of total return.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Equity Dividend Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	20	20	none	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Equity Dividend Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Management fee	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution/service (12b-1) fees	0.24%	1.00%	1.00%	0.50%	none	none
Other expenses	0.22%	0.42%	0.24%	0.31%	0.14%	0.23%
Total annual fund operating expenses	1.18%	2.14%	1.96%	1.53%	0.86%	0.95%
Fee waiver/expense reimbursement	none	0.14%	none	0.02%	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.18%	2.00%	1.96%	1.51%	0.86%	0.95%

The Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.84% and 1.34%; and for the period from October 1, 2014 through March 31, 2015, at ratios no higher than 2.00% and 1.51% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Classes B and R, respectively. These agreements may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class B and Class R) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Equity Dividend Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	688	603	299	154	88	97
3 Years	928	957	615	481	274	303
5 Years	1,187	1,336	1,057	832	477	525
10 Years	1,924	1,991	2,285	1,822	1,061	1,166

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Equity Dividend Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	688	203	199	154	88	97
3 Years	928	657	615	481	274	303
5 Years	1,187	1,136	1,057	832	477	525
10 Years	1,924	1,991	2,285	1,822	1,061	1,166

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2013: 75%.
Principal Investment Strategy
Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities (mainly common stocks). Equity securities may also include preferred stocks, depository receipts and other securities with equity characteristics, such as convertible securities and warrants. The fund focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that portfolio management believes are undervalued. As of January 31, 2014, the index had a median market capitalization of $16.08 billion.

Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize one or more sectors and may invest more than 25% of total assets in a single sector. The fund may invest up to 20% of total assets in foreign securities.

Management process. Portfolio management intends to select approximately forty stocks with the lowest positive Cash Return on Capital Invested (CROCI®) Economic Price Earnings Ratio while seeking above average dividend yield. The CROCI® Economic Price Earnings Ratio (CROCI® Economic P/E Ratio) is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e. price/book value divided by return on equity). It is a US-specific strategy seeking to select approximately the forty best value companies from the S&P 500® Index (excluding financial companies) with additional screening on high dividend yield, dividend sustainability and price volatility. At times, the number of stocks held in the fund may differ from forty stocks as a result of corporate actions, mergers or other events.

The fund is reconstituted on a quarterly basis in accordance with the strategy's rules (re-selecting approximately forty stocks that will make up the fund). The strategy targets low valuation combined with higher dividends and excludes stocks with the highest financial leverage, lowest cash returns and highest volatility which are calculated and supplied by the CROCI® Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor. (The CROCI® Investment Strategy and Valuation Group is not responsible for the management of the fund. The Advisor, not the fund, is responsible for paying the licensing fees.) By excluding the stocks with the highest financial leverage, lowest cash returns and highest volatility, the selection methodology aims to reduce the impact to performance from owning stocks with high dividends where the dividend is potentially at risk while still targeting a strong tilt towards value and an above average dividend yield. The strategy also utilizes two systematic turnover control buffers to minimize turnover impact from transaction costs. The Dividend Yield buffer seeks to reduce portfolio turnover by not replacing a portfolio security that passes all of the sustainability screens and still has a dividend yield that exceeds thresholds determined by portfolio management from time to time. The CROCI® Economic P/E buffer seeks to reduce turnover by limiting the replacement of a portfolio security to when its CROCI® Economic P/E Ratio exceeds thresholds determined by portfolio management from time to time. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the portfolio with tax efficiency in mind.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Dividend-paying stock risk. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

CROCI® risk. The fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of the CROCI® Economic P/E Ratio is determined by the CROCI® Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI® Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Prior to April 1, 2014, the fund had a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current strategy described above had been in effect.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 20.07%, Q2 2009 Worst Quarter: -23.21%, Q4 2008
Average Annual Total Returns (For periods ended 12/31/2013 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Class S index comparison began on 2/28/05.
Average Annual Total Returns DWS Equity Dividend Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Mar. 18, 1988	19.70%	12.69%	3.46%
Class A After tax on distributions		19.27%	12.39%	2.96%
Class A After tax on distributions and sale of fund shares		13.29%	11.04%	2.88%
Class B before tax	Sep. 11, 1995	23.00%	12.98%	3.23%
Class C before tax	Sep. 11, 1995	26.05%	13.18%	3.29%
Class R before tax	Oct. 01, 2003	26.70%	13.69%	3.79%
INST Class before tax	Aug. 19, 2002	27.38%	14.46%	4.43%
INST Class Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		32.39%	17.94%	7.41%
INST Class CROCI® US Dividends Index (reflects no deduction for fees, expenses or taxes)		35.90%

Average Annual Total Returns DWS Equity Dividend Fund	Class Inception	1 Year	5 Years	Since Inception
Class S	Feb. 28, 2005	27.34%	14.27%	3.05%
Class S Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		32.39%	17.94%	7.20%
Class S CROCI® US Dividends Index (reflects no deduction for fees, expenses or taxes)		35.90%

The Advisor believes the additional CROCI® US Dividends Index, which was first calculated on 3/13/12, reflects the different components of the fund's typical asset allocations with a similar focus on dividends. The CROCI® US Dividends Index is sponsored by Deutsche Bank AG London, an affiliate of the Advisor. Return information for the CROCI® US Dividends Index was not calculated by an independent calculation agent.